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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 1999
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Long-Term Capital Management, L.P.
Address:          One East Weaver Street
                  Greenwich, CT  06831

Form 13F File Number: 28- 5274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric R. Rosenfeld
Title:            Principal
Phone:            203-552-5460

Signature, Place and Date of Signing:

   /ss/                        Greenwich, Connecticut               May 14, 1999
[Signature]                        [City, State]                      [Date]

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________               ___________________________

         [Repeat as necessary.]
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                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                      2
                                            ---------------------------

Form 13F  Information Table Entry Total:                4
                                            ---------------------------

Form 13F  Information Table Value Total:    $      11,678
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]

         No.             Form 13F File Number                    Name
         ---             --------------------                    ----
          1              28- 6864                 Long-Term Capital Management Japan,
                                                  Limited

          2              28- 5278                 LTCM (UK)

         [Repeat as necessary.]
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

                                   FORM 13F

PAGE 1 OF 1         NAME OF REPORTING MANAGER:  LONG-TERM CAPITAL MANAGEMENT, L.P.
------------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1      COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7               COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                          MARKET
                   TITLE      CUSIP       VALUE     SHARES/  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY (SHARES)
NAME OF ISSUER   OF CLASS    NUMBER      (X 1000)   PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE        SHARED        NONE
--------------   ---------   ------      --------   ------------------   ----------    --------    ----        ------        ----
Citigroup Inc     Com        172967101     2612     40,900    Sh         Defined       1, 2       40,900
Coca Cola Co      Com        191216100     5677     92,496    Sh         Defined       1, 2       92,496
Merck & Co Inc    Com        589331107     1314     16,400    Sh         Defined       1, 2       16,400
Xerox Corp        Com        984121103     2075     39,800    Sh         Defined       1, 2       39,800

GRAND TOTAL                               11678
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